Amount due from related companies (Tables)	12 Months Ended
Mar. 31, 2022
Amount Due From Related Companies
Schedule of amounts due from related companies
	As of March 31,
Amounts due from:	2022	2021

Dunhua Acer Truncatum Seedling Planting Co. Ltd.	$169,212	$150,769
Zhong Yuan Nervonic Acid Bio-technology Co. Ltd.	77,506	37,433
Ai Rui Tai Ke Fertilizer Co. Ltd.	53,791	—
Zhong Yuan Bo Rui Bio-technology (Zhuhai Hengqin) Co. Ltd.	23,828	—
	$324,337	$188,202